SCHEDULE OF PROPERTY AND EQUIPMENT (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2024 BRL (R$)	Jun. 30, 2025 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Cost	$ 1,717,720			$ 1,926,350	$ 320,700	$ 163,554
Accumulated Depreciation	232			9,198		121,625
Net Book Value	1,717,488			1,917,152	320,700	41,929
Payments to Acquire Property, Plant, and Equipment	$ 133,424		R$ 810,000
Shares, Issued | shares	26,725
Share Price | $ / shares	$ 12.00
Apollo Resources Corporation [Member]
Property, Plant and Equipment [Line Items]
Cost					1,059,862	1,054,335
Accumulated Depreciation						2,589
Net Book Value					1,059,862	1,051,746
Atlas Lthium Corp [Member]
Property, Plant and Equipment [Line Items]
Net Book Value	$ 320,700
Computers and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	5,733			6,505		2,192
Accumulated Depreciation				651		2,192
Net Book Value	5,733			5,854
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	452,205	[1]		469,922	320,700	118,855
Accumulated Depreciation	41	[1]		7,507		76,926
Net Book Value	452,165	[1]		462,415	320,700	41,929
Machinery and Equipment [Member] | Apollo Resources Corporation [Member]
Property, Plant and Equipment [Line Items]
Cost						4,063
Accumulated Depreciation						2,589
Net Book Value						1,474
Mining Properties and Mineral Rights [Member]
Property, Plant and Equipment [Line Items]
Cost	1,245,274	[2]		1,413,042
Accumulated Depreciation		[2]
Net Book Value	1,245,274	[2]		1,413,042
Mining Properties and Mineral Rights [Member] | Apollo Resources Corporation [Member]
Property, Plant and Equipment [Line Items]
Cost					1,059,862	1,050,272
Accumulated Depreciation
Net Book Value					1,059,862	1,050,272
Facilities [Member]
Property, Plant and Equipment [Line Items]
Cost	14,508			16,463
Accumulated Depreciation	191			1,040
Net Book Value	14,316			15,423
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost						42,507
Accumulated Depreciation						42,507
Net Book Value

[1]	In 2024, the Company acquired an excavator to be used in our quartzite operations for a total consideration of R$
[2]	The mineral rights addition in 2024 correspond to the impacts of the merger of the Company and Apollo. Mineral rights are held by the new subsidiary MAL.